Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities
14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for asset-liability management (“ALM”) purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within certain limits in accordance with an internal risk management policy.
Derivative financial instruments held by Sony are classified and accounted for as described below.
Fair value hedges
Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges, as well as offsetting changes in the carrying value of the underlying hedged items, are recognized in income. For the fiscal years ended March 31, 2018
,
2
019
and
20
20
, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.
Cash flow hedges
Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. The time value component of the fair value of option contracts is excluded from the assessment of hedge effectiveness and recognized in earnings on a straight-line basis over the life of the hedging instruments. Any difference between the change in fair value of the excluded component and the
accumulated amount recognized in earnings on a straight-line basis is recognized in OCI.
Derivatives not designated as hedges
Changes in the fair value of derivatives not designated as hedges are recognized in income.
A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:
Foreign exchange forward contracts and foreign currency option contracts
Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated or anticipated by Sony’s transactions and accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.
Sony also entered into foreign exchange forward contracts and foreign exchange range forward contracts which effectively fixed the cash flows from certain forecasted purchase and sale transactions denominated in foreign currencies for the fiscal years ended March 31,

2018
, 2019
and 20
20
. Accordingly, these derivatives have been designated as cash flow hedges.
Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market
with changes in value recognized in other income and expenses.
Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market
with changes in value recognized in financial services revenue.
Interest rate swap agreements (including interest rate and currency swap agreements)
Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying borrowings and available-for-sale
debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values.
Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale
debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale
debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.
Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are marked-to-market
with changes in value recognized in financial service revenues.
Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market
with changes in value recognized in other income and expenses.
Other agreements
Certain subsidiaries in the Financial Services segment have equity future contracts, equity swap agreements, bond future contracts, commodity future contracts, interest rate swaption agreements, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market
with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2019	2020	Liability derivatives	2019	2020
Interest rate contracts	Prepaid expenses and other current assets	10	9	Current liabilities: Other	141	183
Interest rate contracts	Other assets: Other	101	27	Liabilities: Other	8,274	8,177
Foreign exchange contracts	Prepaid expenses and other current assets	131	1,799	Current liabilities: Other	42	—

		242	1,835		8,457	8,360

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2019	2020	Liability derivatives	2019	2020
Interest rate contracts	Prepaid expenses and other current assets	39	44	Current liabilities: Other	344	200
Interest rate contracts	Other assets: Other	882	1,523	Liabilities: Other	3,637	9,120
Foreign exchange contracts	Prepaid expenses and other current assets	8,807	19,655	Current liabilities: Other	11,549	14,580
Foreign exchange contracts	Other assets: Other	72	49	Liabilities: Other	1,059	1,755
Equity contracts	Prepaid expenses and other current assets	444	18,886	Current liabilities: Other	7,776	1,476
Bond contracts	Prepaid expenses and other current assets	—	306	Current liabilities: Other	—	290
Commodity contracts	Prepaid expenses and other current assets	—	85	Current liabilities: Other	—	85

		10,244	40,548		24,365	27,506

Total derivatives		10,486	42,383		32,822	35,866

Presented below are the effects of derivative instruments on the consolidated statements of income and the consolidated statements of comprehensive income for the fiscal years ended March 31, 2018, 2019 and 2020.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2018	2019	2020
Interest rate contracts	Financial services revenue	(52)	(1,835)	(3,925)

Total		(52)	(1,835)	(3,925)

	Yen in millions
Derivatives under cash flow hedging relationships	Fiscal year ended March 31
	2018	2019	2020
	Amounts recognized in unrealized gains (losses) on derivative instruments in OCI (before tax)
Foreign exchange contracts :
Components included in the assessment of hedge effectiveness	(2,295)	2,315	1,712
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	—	—	1,087

Total	(2,295)	2,315	2,799

Derivatives under cash flow hedging relationships	Yen in millions
	Affected line item in consolidated statements of income	Fiscal year ended March 31
		2018	2019	2020
		Amounts reclassified from unrealized gains (losses) on derivative instruments in accumulated OCI (before tax)
Foreign exchange contracts :
Components included in the assessment of hedge effectiveness	Cost of sales	1,111	(1,093)	—
	Net sales	—	—	106
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	Net sales	—	—	(1,087)

Total		1,111	(1,093)	(981)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2018	2019	2020
Interest rate contracts	Financial services revenue	(1,544)	(3,192)	1,190
Foreign exchange contracts	Financial services revenue	2,013	(8,198)	2,473
Foreign exchange contracts	Foreign exchange loss, net	21,370	(7,437)	10,184
Equity contracts	Financial services revenue	(11,665)	(7,649)	15,438
Bond contracts	Financial services revenue	—	—	(2,954)
Commodity contracts	Financial services revenue	—	—	110

Total		10,174	(26,476)	26,441

Presented below are the amortized cost of hedged items, which are available-for-sale debt securities, and cumulative amount of fair value hedging adjustments to hedged items under fair value hedging relationships as of March 31, 2020.

Derivatives under fair value hedging relationships	Yen in millions
	Balance sheet location of hedged items	March 31, 2020
		Amortized cost	Cumulative effect to carrying amount of hedged items by fair value hedges
Interest rate contracts	Marketable securities	15,255	—
Interest rate contracts	Securities investments and other	91,080	—

Total		106,335	—

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2019		March 31, 2020
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	701,880	(304)	740,464	4,361
Currency option contracts purchased	53,846	179	473	7
Currency option contracts written	58,825	(35)	460	(5)
Currency swap agreements	959,777	(5,564)	893,874	(1,006)
Other currency contracts	68,513	2,084	62,080	1,811
Interest rate contracts:
Interest rate swap agreements	339,934	(11,346)	994,133	(16,019)
Interest rate swaption agreements	5,300	(18)	18,700	(58)
Equity contracts:
Equity future contracts	58,725	308	63,354	(871)
Equity swap agreements	63,107	(7,640)	103,409	18,281
Bond contracts:
Bond future contracts	—	—	56,546	16
Commodity contracts:
Commodity future contracts	—	—	1,465	0

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets on a gross basis, but certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2019 and 2020.

	Yen in millions
	As of March 31, 2019
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	6,855	3,442	136	3,277
Derivative assets not subject to master netting agreements	3,631			3,631

Total assets	10,486	3,442	136	6,908

Derivative liabilities subject to master netting agreements	25,872	3,970	20,191	1,711
Derivative liabilities not subject to master netting agreements	6,950			6,950
Repurchase, securities lending and similar arrangements	432,820	432,820	—	—

Total liabilities	465,642	436,790	20,191	8,661

	Yen in millions
	As of March 31, 2020
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	38,281	12,614	20,545	5,122
Derivative assets not subject to master netting agreements	4,102			4,102

Total assets	42,383	12,614	20,545	9,224

Derivative liabilities subject to master netting agreements	31,896	7,086	23,873	937
Derivative liabilities not subject to master netting agreements	3,970			3,970
Repurchase, securities lending and similar arrangements	567,194	564,874	—	2,320

Total liabilities	603,060	571,960	23,873	7,227